Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Net earnings attributable to common shareholders - basic	$ 704	$ 765	$ 1,365	$ 1,407
Dividends declared per common share (in dollars) (CAD Per Share)	$ 0.755	$ 0.7175	$ 1.51	$ 1.435
Weighted average number of common shares outstanding (in millions)
Average number of common shares outstanding - basic (millions) (in shares)	898,000,000	900,100,000	899,100,000	888,000,000
Dilutive effect of share options on number of ordinary shares (in shares)	300,000	900,000	300,000	800,000
Average number of common shares outstanding - basic (millions) (in shares)	898,300,000	901,000,000	899,400,000	888,800,000
Shares excluded from calculation of earnings per share (in shares)	12,050,731	31,722	12,050,731	5,803,983